Debt (Details Textual 1)	1 Months Ended	0 Months Ended	1 Months Ended										12 Months Ended						3 Months Ended
	Dec. 10, 2012	May 07, 2012	Feb. 27, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Domestic Commercial Paper Program [Member] USD ($)	Dec. 31, 2011 Domestic Commercial Paper Program [Member] USD ($)	Dec. 31, 2010 Domestic Commercial Paper Program [Member] USD ($)	Dec. 31, 2012 Foreign Programs [Member] USD ($)	Dec. 31, 2011 Foreign Programs [Member] USD ($)	Dec. 31, 2010 Foreign Programs [Member] USD ($)	Dec. 31, 2011 Sherwin Williams Luxembourg [Member] EUR (€)	Sep. 19, 2012 Sherwin Williams Luxembourg [Member] EUR (€)	Dec. 28, 2010 Sherwin Williams Luxembourg [Member] EUR (€)	Jul. 19, 2010 Sherwin Williams Luxembourg [Member] EUR (€)	Jun. 29, 2012 Sherwin Williams Canada Inc [Member] CAD	Jul. 19, 2010 Sherwin Williams Canada Inc [Member] CAD	Mar. 31, 2011 Unsecured Revolving Credit [Member] USD ($)	Jul. 08, 2011 Amended Senior Unsecured Revolving Credit [Member] USD ($)	Apr. 23, 2012 Five year credit agreement [Member] USD ($)	Jan. 30, 2012 Five year credit agreement [Member] USD ($)	Nov. 14, 2012 Three year credit agreement [Member] USD ($)	Jan. 08, 2010 Three year senior unsecured revolving credit agreement [Member] USD ($)	Jul. 08, 2011 Five year senior unsecured revolving credit agreement [Member] USD ($)
Debt (Textual) [Abstract]
Short-term borrowing outstanding				$ 69,035,000	$ 346,313,000	$ 388,592,000	$ 0	$ 264,902,000	$ 173,490,000	$ 69,035,000	$ 81,375,000	$ 215,102,000
Weighted average interest rate								0.20%	0.20%	2.80%	4.90%	2.90%
Maximum letter of credit facility														95,000,000	150,000,000	200,000,000	75,000,000	75,000,000		1,300,000,000	250,000,000	500,000,000	250,000,000	500,000,000	1,050,000,000
Aggregate amount of credit facility													97,000,000
Line of Credit Facility, Amount Outstanding				0	0	0
Termination of senior unsecured revolving credit agreement																			$ 845,000,000
Credit facility terms	On November 14, 2012, the Company entered into a three-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit	On April 23, 2012, the Company entered into a five-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit	On January 30, 2012, the Company entered into a five-year credit agreement, subsequently amended on multiple dates, which gives the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit